Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Registrant Name	INTEGRA RESOURCES CORP.
Entity Central Index Key	0001722387
Document Type	20-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Trading Symbol	ITRG
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39372
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1050-400 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3A6
Entity Common Stock, Shares Outstanding	68,871,437
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1930
Auditor Location	Vancouver, Canada
Auditor Name	MNP LLP
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jason Kosec
Entity Address, Address Line One	1050-400 Burrard Street
Entity Address, Address Line Two	Vancouver
Entity Address, City or Town	Canada
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3A6
City Area Code	604
Local Phone Number	416-0576